Fair Value Measurement - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Changes in the fair value of the warrant
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]					Fair Value Adjustment of Warrants
Level 3
Changes in the fair value of the warrant
Fair Value at the beginning	$ 28,676,645				$ 18,655,000
Change in valuation inputs or other assumptions	(10,021,645)				(11,288,300)
Fair Value at the end	18,655,000			$ 18,655,000
Public Warrants | Level 3
Changes in the fair value of the warrant
Fair Value at the beginning	18,390,225		$ 1,173,000		12,075,000
Change in valuation inputs or other assumptions	6,315,225				(10,902,000)
Fair Value at the end	12,075,000			12,075,000	1,173,000
Private Placement Warrants | Level 3
Changes in the fair value of the warrant
Fair Value at the beginning	10,286,420	$ 1,034,000	639,200		6,580,000
Change in valuation inputs or other assumptions	3,706,420	(846,000)	394,800		(5,940,800)
Fair Value at the end	6,580,000	188,000	1,034,000	6,580,000	639,200
Warrant Liability | Level 3
Changes in the fair value of the warrant
Fair Value at the beginning	28,676,645		1,812,200		18,655,000
Change in valuation inputs or other assumptions	10,021,645				(16,842,800)
Fair Value at the end	18,655,000			18,655,000	1,812,200
Sponsor Loans
Changes in the fair value of the warrant
Fair Value at the beginning			1,000,000		5,490,000
Fair Value at the end	5,490,000			5,490,000	1,000,000
Sponsor Loans | Level 3
Changes in the fair value of the warrant
Fair Value at the beginning	6,900,000	653,000	1,000,000		5,490,000
Change in valuation inputs or other assumptions	1,410,000	1,020,000	(347,000)	1,410,000	(4,490,000)
Fair Value at the end	$ 5,490,000	$ 1,673,000	$ 653,000	$ 5,490,000	$ 1,000,000